SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	¥ 3,085
2025	2,456
2026	2,323
2027	1,995
2028	1,727
Then thereafter	¥ 2,708